Additional financial information to consolidated statement of financial position (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Additional financial information to consolidated statement of financial position [abstract]
Net current liabilities	¥ 80,839	¥ 76,407
Total assets less current liabilities	¥ 286,630	¥ 281,697